INVENTORIES - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019
Income from operations	$ 570.9	$ (25.6)	$ (843.5)	$ 309.9	$ (498.5)	$ (231.4)	$ (598.1)
Lower of cost or market adjustment	1,103.0	327.8	1,103.0	327.8	401.6	651.8			$ 145.8
Inventory, LIFO Reserve, Effect on Income, Net					4.9	21.9
Scenario, Adjustment [Member]
Income from operations	584.2	$ 182.0	701.4	$ 324.0	250.2	351.3
Lower of cost or market adjustment	$ 1,103.0		$ 1,103.0		$ 401.6	$ 651.8	$ 300.5	$ 1,687.2